RELATED PARTY TRANSACTIONS - Summary of Related Parties Income/ (Expense) Amounts Included Into Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Time charter revenues	$ 2,615	$ 14,656	$ 24,454
Other revenues	582	1,375	1,961
Other operating income (expenses)	(413)	(2,008)	2,965
Ship operating expenses	(4,916)	(9,313)	(11,574)
Charter hire expenses	(37,328)	(60,885)	(63,468)
Administrative expenses	(2,636)	(1,487)	(1,163)
Interest on credit facilities	0	(3,395)	0
Income (loss) from related party transaction	(42,678)	(62,432)	(51,751)
Technical supervision and other costs	500
Time charter revenues
Related Party Transaction [Line Items]
Time charter revenues	$ 2,033	$ 13,281	$ 19,528